Debt (Schedule Of Maturities On Long-Term Indebtedness) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Entity Information [Line Items]
2016	$ 95,000
2017	0
2018	0
2019	445,000
2020	0
Thereafter	2,143,800
Total	2,683,800
Indianapolis Power And Light Company
Entity Information [Line Items]
2016	95,000
2017	0
2018	0
2019	40,000
2020	0
Thereafter	1,668,800
Total	$ 1,803,800